Summary of significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Buildings
Property, plant and equipment
Estimated useful lives	30 years
Minimum | Plant and machinery
Property, plant and equipment
Estimated useful lives	3 years
Minimum | Molds
Property, plant and equipment
Estimated useful lives	2 years
Minimum | Office equipment, vehicles, and other
Property, plant and equipment
Estimated useful lives	3 years
Maximum | Buildings
Property, plant and equipment
Estimated useful lives	40 years
Maximum | Plant and machinery
Property, plant and equipment
Estimated useful lives	40 years
Maximum | Molds
Property, plant and equipment
Estimated useful lives	3 years
Maximum | Office equipment, vehicles, and other
Property, plant and equipment
Estimated useful lives	10 years